Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Investment Managers Series Trust III
Entity Central Index Key	0000924727
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000243218 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Value Fund
Class Name	FPA Queens Road Value Fund
Trading Symbol	QRVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Queens Road Value Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-value-fund. You can also request this information by contacting us at (800) 638-3060.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Value Fund (QRVLX)	$35	0.67%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[1]
Material Change Date	Oct. 01, 2025
Net Assets	$ 51,981,955
Holdings Count | Holding	29
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$51,981,955
Total number of portfolio holdings	29
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
American Express Co.	7.7%
Trane Technologies PLC	7.5%
Oracle Corp.	7.2%
Eaton Corp. PLC	6.6%
JPMorgan Chase & Co.	5.4%
Ameriprise Financial, Inc.	5.3%
General Dynamics Corp.	5.3%
Berkshire Hathaway, Inc. - Class A	4.4%
Pfizer, Inc.	3.8%
Hershey Co.	3.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
American Express Co.	7.7%
Trane Technologies PLC	7.5%
Oracle Corp.	7.2%
Eaton Corp. PLC	6.6%
JPMorgan Chase & Co.	5.4%
Ameriprise Financial, Inc.	5.3%
General Dynamics Corp.	5.3%
Berkshire Hathaway, Inc. - Class A	4.4%
Pfizer, Inc.	3.8%
Hershey Co.	3.6%

Material Fund Change [Text Block]
Material Fund Changes
Effective October 1, 2025, the Fund's expense limitation is increased to 0.73% from 0.65%.
On October 14, 2025, based on the recommendation of the Fund’s adviser, First Pacific Advisors, L.P. (the “Adviser”) and the Fund’s sub-adviser, Bragg Financial Advisors, Inc. (the “Sub-Adviser”), the Board of Trustees of the Trust has approved the reorganization of the Fund (the “Fund”) into an exchange-traded fund (the “Reorganization”). The Reorganization of the Fund is subject to approval by its shareholders and will occur pursuant to an Agreement and Plan of Reorganization whereby the Fund will transfer all of its assets and liabilities to the FPA Queens Road Value ETF (the “ETF”), a newly created series of the Trust. If approved, each shareholder of the Fund will receive shares of the ETF and/or cash equal to the value of the shares of the Fund owned by the shareholder.
The Trust will call a shareholder meeting at which shareholders of the Fund will be asked to consider and vote on the Reorganization. If the required shareholder approval for the Reorganization of the Fund is obtained, the Reorganization is expected to take effect in the fourth quarter of 2026.
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2025, at https://fpa.com/funds/overview/fpa-queens-value-fund.

Material Fund Change Expenses [Text Block]	Effective October 1, 2025, the Fund's expense limitation is increased to 0.73% from 0.65%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since June 1, 2025. For more complete information, you may review the Fund's prospectus, which is dated September 30, 2025, at https://fpa.com/funds/overview/fpa-queens-value-fund.

Updated Prospectus Web Address	https://fpa.com/funds/overview/fpa-queens-value-fund
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244000 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	QRSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Investor Class/QRSVX)	$47	0.89%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[2]
Net Assets	$ 1,076,396,133
Holdings Count | Holding	48
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,076,396,133
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
UGI Corp.	4.5%
Vanguard 0-3 Month Treasury Bill ETF, 0.238%	4.3%
RLI Corp.	4.2%
TD SYNNEX Corp.	4.0%
InterDigital, Inc.	3.8%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
CSG Systems International, Inc.	2.8%
REV Group, Inc.	2.7%
New Jersey Resources Corp.	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
UGI Corp.	4.5%
Vanguard 0-3 Month Treasury Bill ETF, 0.238%	4.3%
RLI Corp.	4.2%
TD SYNNEX Corp.	4.0%
InterDigital, Inc.	3.8%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
CSG Systems International, Inc.	2.8%
REV Group, Inc.	2.7%
New Jersey Resources Corp.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244002 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	QRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Institutional Class/QRSIX)	$40	0.76%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[3]
Net Assets	$ 1,076,396,133
Holdings Count | Holding	48
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,076,396,133
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
UGI Corp.	4.5%
Vanguard 0-3 Month Treasury Bill ETF, 0.238%	4.3%
RLI Corp.	4.2%
TD SYNNEX Corp.	4.0%
InterDigital, Inc.	3.8%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
CSG Systems International, Inc.	2.8%
REV Group, Inc.	2.7%
New Jersey Resources Corp.	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
UGI Corp.	4.5%
Vanguard 0-3 Month Treasury Bill ETF, 0.238%	4.3%
RLI Corp.	4.2%
TD SYNNEX Corp.	4.0%
InterDigital, Inc.	3.8%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
CSG Systems International, Inc.	2.8%
REV Group, Inc.	2.7%
New Jersey Resources Corp.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000244001 [Member]
Shareholder Report [Line Items]
Fund Name	FPA Queens Road Small Cap Value Fund
Class Name	Advisor Class
Trading Symbol	QRSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FPA Queens Road Small Cap Value Fund (“Fund”) for the period of June 1, 2025 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund. You can also request this information by contacting us at (800) 638-3060.
Additional Information Phone Number	(800) 638-3060
Additional Information Website	https://fpa.com/funds/overview/fpa-queens-road-small-cap-value-fund
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FPA Queens Road Small Cap Value Fund (Advisor Class/QRSAX)	$46	0.86%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%	[4]
Net Assets	$ 1,076,396,133
Holdings Count | Holding	48
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,076,396,133
Total number of portfolio holdings	48
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Top Ten Holdings table may not reflect the total exposure to an issuer.  The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings
UGI Corp.	4.5%
Vanguard 0-3 Month Treasury Bill ETF, 0.238%	4.3%
RLI Corp.	4.2%
TD SYNNEX Corp.	4.0%
InterDigital, Inc.	3.8%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
CSG Systems International, Inc.	2.8%
REV Group, Inc.	2.7%
New Jersey Resources Corp.	2.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
UGI Corp.	4.5%
Vanguard 0-3 Month Treasury Bill ETF, 0.238%	4.3%
RLI Corp.	4.2%
TD SYNNEX Corp.	4.0%
InterDigital, Inc.	3.8%
PVH Corp.	2.9%
Oshkosh Corp.	2.8%
CSG Systems International, Inc.	2.8%
REV Group, Inc.	2.7%
New Jersey Resources Corp.	2.6%

Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.